Related Party Disclosures - Additional Information (Details) - Individual	Jun. 30, 2026	Jun. 30, 2025
Board of directors
Disclosure of transactions between related parties [line items]
Number of Individuals	9	10
Key management
Disclosure of transactions between related parties [line items]
Number of Individuals	4	4